Common stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Restricted common stock activity
The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2017	5,334	$10.51
Issued	—	—
Vested	(3,250)	10.16
Forfeited	—	—
Unvested at December 31, 2018	2,084	$11.05
The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2017	169,654	$0.10
Issued	—	—
Vested	(169,654)	0.10
Forfeited	—	—
Unvested at December 31, 2018	—	$—

Shares reserved for future issuance
The Company has reserved the following number of shares of common stock for future issuance:

	As of December 31,
	2018	2017
Stock-based compensation awards	4,061,397	3,439,820
Vesting of restricted common stock	2,084	174,988
Employee stock purchase plan	713,996	534,274
Total	4,777,477	4,149,082